UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Austin Investment Management Inc
Address: 520 Madison Avenue, 28th Floor
         New York, NY 10022

Form 13F File Number: 28-11945

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Rheema Pike
Title:   Chief Compliance Officer
Phone:   212-888-9292

Signature, Place, and Date of Signing:

s/ Rheema Pike                   New York, NY                 October 30, 2006
 [Signature]                    [City, State]                      [Date]


Report Type (Check only one.):

X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    No.   Form 13F File Number      Name
          28-

[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

REPORT SUMMARY

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  108

Form 13F Information Table Value Total:  $144,705
                                         (thousands)


List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.                   Form 13F File Number Name 28-

[Repeat as necessary.]



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

Column 1                      Column 2       Column 3  Column 4   Column 5       Column 6    Column 7               Column 8
--------                     ---------       --------  --------   --------      ----------   --------               --------
                                                        Value   SHRS OR  SH/    Investment    Other             Voting Authority
Name of Issuer             Title of Class    CUSIP     (x1000)  PRN AMT  PRN    Discretion   Managers        Sole    Shared    None
--------------             --------------   ---------  -------  -------  ---    ---------   ---------       -------  -------   -----
1/100 Berkshire Hath Cl A  CL A             084990175     4311          4500   SH          SOLE                               X
3m Co Com                  COM              88579Y101     1023         13750   SH          SOLE                               X
AT&T, Inc.                 COM              00206R102      463         14245   SH          SOLE                               X
Alcoa Inc.                 COM              013817101      325         11600   SH          SOLE                               X
American Express Co        COM              025816109     2843         50700   SH          SOLE                               X
Ameriprise Financial Inc.  COM              03076C106      376          8020   SH          SOLE                               X
Applied Matls Inc.         COM              038222105      319         18000   SH          SHARED-DEFINED   X
Aqua America Inc.          COM              03836W103      988         45047   SH          SOLE             X
Avx Corp New Com           COM              002444107     1659         93800   SH          SOLE                               X
Avx Corp New Com           COM              002444107      885         50000   SH          SHARED-DEFINED   X
Baker Hughes Inc.          COM              057224107     6782         99450   SH          SOLE             X
Bank Of America Corp.      COM              060505104     1185         22130   SH          SOLE                               X
Bank Of New York Co Inc -
    W/Rts                  COM              064057102      195          5536   SH          SOLE                               X
Bausch & Lomb              COM              071707103      200          4000   SH          SHARED-DEFINED   X
Bellsouth Corp             COM              079860102      374          8752   SH          SOLE                               X
Bp Plc                     SPONSORED ADR    055622104      387          5916   SH          SOLE                               X
Bristol Myers Squibb Co    COM              110122108      941         37800   SH          SOLE                               X
Bristol Myers Squibb Co    COM              110122108      872         35000   SH          SHARED-DEFINED   X
Burlington Northern Inc.   COM              12189T104     4375         59575   SH          SOLE             X
California Wtr Svc Grp     COM              130788102      151          4100   SH          SOLE                               X
Chevron Corp               COM              166764100     5220         80488   SH          SOLE             X
Chicago Bridge & Iron N Y  NY REGSITRY SHS  167250109     5262        218725   SH          SOLE             X
Cincinnati Financial Corp  COM              172062101      132          2756   SH          SOLE                               X
Cisco Systems              COM              17275R102     4550        197832   SH          SOLE             X
Citigroup Inc.             COM              172967101      575         11595   SH          SOLE                               X
Coherent Inc.              COM              192479103      173          5000   SH          SHARED-DEFINED   X
Colgate Palmolive Co       COM              194162103      358          5780   SH          SOLE                               X
Commscope Inc              COM              203372107      371         11300   SH          SOLE                               X
Commscope Inc              COM              203372107      394         12000   SH          SHARED-DEFINED   X
Conocophillips Com         COM              20825C104     1274         21404   SH          SOLE                               X
Consolidated Edison Inc.   COM              209115104     1558         33725   SH          SOLE             X
Costco Wholesale Corp.     COM              22160K105      377          7600   SH          SOLE                               X
Covanta Holding Corp.      COM              22282E102      212          9847   SH          SOLE                               X
Du Pont E.I. De Nemours
    & Co.                  COM              263534109      466         10900   SH          SOLE                               X
Duke Power Co              COM              26441C105     2949         97668   SH          SOLE             X
East Group Properties Inc  COM              277276101      428          8600   SH          SOLE                               X
Eli Lilly & Co             COM              532457108     1424         24994   SH          SOLE                               X
Encana Corp.               COM              292505104     8210        175854   SH          SOLE                               X
Essex Ppty Tr Inc          COM              297178105      412          3400   SH          SOLE                               X
Exelon Corp.               COM              30161N101      221          3654   SH          SOLE                               X
Exxon Mobil Corp.          COM              30231G102     3036         45258   SH          SOLE             X
Fpl Group Inc.             COM              302571104      234          5200   SH          SOLE                               X
General Electric Co        COM              369604103      301          8550   SH          SOLE                               X
Grant Prideco Inc.         COM              38821G101     2260         59450   SH          SOLE                               X
Hollis-Eden Pharmaceutical COM              435902101      179         33900   SH          SOLE                               X
Home Depot                 COM              437076102     1148         31675   SH          SOLE                               X
Home Depot                 COM              437076102      218          6000   SH          SHARED-DEFINED   X
Honeywell Inc              COM              438516106     5454        133350   SH          SOLE                               X
Infineon Technologies      SPONSORED ADR    45662N103      353         29900   SH          SOLE                               X
Ingersoll-Rand Co.         CL A             G4776G101     3182         83800   SH          SOLE             X
Internet Commerce Cl A     CL A             46059F109      720        183842   SH          SOLE                               X
Intel Corp.                COM              458140100      308         15000   SH          SHARED-DEFINED   X
Johnson & Johnson          COM              478160104     1631         25130   SH          SOLE             X
Kos Pharmaceuticals, Inc.  COM              500648100     1754        355084   SH          SOLE                               X
Kos Pharmaceuticals, Inc.  COM              500648100     1087         22000   SH          SHARED-DEFINED   X
Level 3 Communications     COM              52729N100      294         54700   SH          SOLE                               X
Maui Ld & Pineapple Inc    COM              577345101      225          7600   SH          SOLE                               X
Mcgrath Rentcorp Com       COM              580589109      128          5000   SH          SOLE                               X
Mellon Financial Corp.     COM              58551A108     4556        116531   SH          SOLE                               X
Mellon Financial Corp.     COM              58551A108      313          8000   SH          SHARED-DEFINED   X
Merck & Co Inc.            COM              589331107      167          4000   SH          SOLE                               X
Merrill Lynch & Co. Inc    COM              590188108      297          3800   SH          SOLE             X
Microsoft Corp.            COM              594918104      567         20780   SH          SOLE                               X
Millea Holdings Inc        ADR              60032R106      181          2000   SH          SOLE                               X
Monster Worldwide Inc.     COM              611742107      162          4500   SH          SOLE                               X
Nabors Industries Inc.     SHS              G6359F103      124          4200   SH          SOLE                               X
News Corp. A               CL A             65248E104      707         36000   SH          SHARED-DEFINED   X
Noble Corporation          SHS              G65422100     4386         68340   SH          SOLE                               X
Novell Inc.                COM              670006105      485         79600   SH          SOLE                               X
Oneok Partners LP          UNIT LTD PARTN   68268N103     3164         56250   SH          SOLE                               X
Oracle Systems Corp        COM              68389X105     1789        100900   SH          SOLE                               X
Patterson -UTI Energy      COM              703481101      119          5000   SH          SHARED-DEFINED   X
Pepsico, Inc.              COM              713448108     1080         16550   SH          SOLE                               X
Pfizer Inc                 COM              717081103     1297         45756   SH          SOLE             X
Pinnacle West Capital
    Corp.                  COM              723484101      121          2700   SH          SOLE             X
Procter & Gamble Co.       COM              742718109     1256         20277   SH          SOLE             X
Reading International      CL A             755408101      400         50700   SH          SOLE                               X
Rohm & Haas Co.            COM              775371107      823         17400   SH          SOLE                               X
Schering Plough Corp -
    W/Rts                  COM              806605101     2805        127000   SH          SOLE                               X
Schering Plough Corp -
    W/Rts                  COM              806605101      773         35000   SH          SHARED-DEFINED   X
Schlumberger Ltd           COM              806857108     1932         31150   SH          SOLE                               X
St. Joe Company            COM              790148100     2197         40050   SH          SOLE                               X
St. Joe Company            COM              790148100      494          9000   SH          SHARED-DEFINED   X
St. Paul Travelers
    Companies Inc.         COM              792860108      128          2743   SH          SOLE                               X
Sycamore Network           COM              871206108      284         75000   SH          SHARED-DEFINED   X
TXU Corp.                  COM              873168108     6114         97800   SH          SOLE             X
Tejon Ranch Co.            COM              879080109     2091         49300   SH          SOLE                               X
Tejon Ranch Co.            COM              879080109      424         10000   SH          SHARED-DEFINED   X
Tellabs Inc                COM              879664100     1406        128330   SH          SOLE                               X
Tellabs Inc                COM              879664100      548         50000   SH          SHARED-DEFINED   X
Texas Instruments          COM              882508104      266          8000   SH          SOLE                               X
Textron Inc.               COM              883203101     1334         15250   SH          SOLE                               X
Time Warner Inc.           COM              887317105      911         50000   SH          SHARED-DEFINED                     X
Tripath Imaging, Inc.      COM              896942109      231         25673   SH          SOLE                               X
United Technologies Corp.  COM              913017109      570          9000   SH          SOLE                               X
United Utlities Plc        SPONSORED ADR    91311Q105     1843         69600   SH          SOLE                               X
Veritas DGC Inc.           COM              92343P107      164          2500   SH          SOLE                               X
Veritas DGC Inc.           COM              92343P107      329          5000   SH          SHARED-DEFINED   X
Verizon Communications     COM              92343V104      233          6296   SH          SOLE                               X
Vornado Rlty Tr Sh Ben Int SH BEN INT       929042109     2310         21200   SH          SOLE                               X
Walgreen Co                COM              931422109     2605         58700   SH          SOLE                               X
Washington Real Estate
    Investment Trust       SH BEN INT       939653101     1592         40000   SH          SOLE                               X
Waters Corp.               COM              941848103      122          2700   SH          SOLE                               X
Watts Water Technologies
    Inc-CL A               CL A             942749102     2810         88500   SH          SOLE                               X
Watts Water Technologies
    Inc-CL A               CL A             942749102      317         10000   SH          SHARED-DEFINED   X
White Mountains Insurance
    Group Ltd              COM              G9618E107      496          1000   SH          SOLE                               X
Wrigley Wm Jr Co           COM              982526105     1066         23150   SH          SOLE                               X
Wyeth Com                  COM              983024100      584         11500   SH          SOLE                               X

                                            TOTAL      144,705

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